SHARE BASED COMPENSATION (Summary of the RSUs) (Details) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Outstanding at the beginning of the period (in shares)	280,000	137,500	750,000
Granted (in shares)	0	280,000
Vested (in shares)	(140,000)	(137,500)	(200,000)
Forfeited (in shares)			(412,500)
Outstanding at the end of the period (in shares)	140,000	280,000	137,500
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 0.63	$ 1.36	$ 2.72
Granted (in dollars per share)	0	0.63
Vested (in dollars per share)	0.63	1.36	2.72
Forfeited (in dollars per share)			2.72
Outstanding at the end of the period (in dollars per share)	$ 0.63	$ 0.63	$ 1.36